EQUITY INVESTMENTS	12 Months Ended
Jun. 30, 2021
EQUITY INVESTMENTS
EQUITY INVESTMENTS
NOTE 11 - EQUITY INVESTMENTS

Investments in equity inv
estees
The following long-term investments were accounted for under the equity method as of June 30, 2020 and 2021 as indicated:

June 30, 2020	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$21,816	4,069	—	—	25,885
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	749	5,263	—	—	6,012
Beijing IPE Biotechnology Co., Ltd.	22.02%	1,395	—	(1,395)	—	—
China Techenergy Co., Ltd.	40.00%	—	7,919	—	—	7,919
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	3,993	(3,993)	—		—
Hunan LingXiang Maglev Technology Co., Ltd.	19.00%	1,415	(330)	—	—	1,085
Beijing AIRmaker Technology Co., Ltd.	20.00%	141	(15)	—	—	126
Southcon Development Sdn Bhd.	30.00%	211	(105)	—	—	106
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	424	(424)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—

		$30,144	12,384	(1,395)	—	41,133

June 30, 2021	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$23,874	5,741	—	—	29,615
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	820	6,677	—	—	7,497
Suqian Runhe Emerging Industry Investment Center (limited partnership)	29.97%	9,754	(163)	—	—	9,591
China Techenergy Co., Ltd.	40.00%	—	11,811	—	—	11,811
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	4,369	(4,369)	—		—
Hunan LingXiang Maglev Technology Co., Ltd.	17.67%	1,548	(141)	—	—	1,407
Beijing AIRmaker Technology Co., Ltd.	20.00%	155	(18)	—	—	137
Southcon Development Sdn Bhd.	30.00%	219	(111)	—	—	108
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	464	(464)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—

		41,203	18,963	—	—	60,166

Disposal of Beijing IPE Biotechnology Co., Ltd. (“Beijing IPE”)
In May 2019, the Company entered into an agreement to dispose all of its 22.02% interest in Beijing IPE for cash considerations of $9,087. The disposal transaction was completed in September 2019, and a disposal gain of $5,763 was recognized under the caption gains on disposal of an investment in an equity investee in the consolidated statements of comprehensive income for the year ended June 30, 2020.
Deconsolidation of Beijing Hollysys Intelligent Technologies Co., Ltd. (“Hollysys Intelligent”) and equity investment in Ningbo Hollysys Intelligent Technologies Co Ltd. (“Ningbo Hollysys”)
In June 2018, Ningbo Hollysys was established with a registered capital of RMB250,000 (equivalent to $38,060) and no capital contributions were made.
In August 2018, the Company agreed to transfer 100% of their equity interest in Hollysys Intelligent, a wholly owned subsidiary, to Ningbo Hollysys in exchange for a 40% equity interest in Ningbo Hollysys. Upon the transfer of the equity interest, the Company lost control of Hollysys Intelligent and deconsolidated the subsidiary. The Company with the assistance of an independent third-party appraiser, determined the fair value of the consideration received and the retained equity interest in Hollysys Intelligent through its 40% equity interest in Ningbo Hollysys to be $4,110, which was measured using a discounted cash flow approach which involves significant unobservable inputs (Level 3), such as the amount and timing of future expected cash flows, terminal growth rate and discount rate. A disposal gain of $5,768 was recorded in the consolidated statement of comprehensive income for the year ended June 30, 2019.
T
he Company has the right to appoint two representatives of Ningbo Hollysys’ five-member board of directors
.
T
he Company has significant influence and uses the equity method to account for its investment in Ningbo Hollysys.
Hollysys Intelligent held a 25% equity interest in Beijing Hollysys Digital Technology Co., Ltd. (“Hollysys Digital”) and a 60% equity interest in Shenzhen Hollysys Intelligent Technologies Co., Ltd. (“Shenzhen Hollysys”) as of June 30, 2018. As discussed above, the Company lost control of Hollysys Intelligent in August 2018, therefore, the related interests in Hollysys Digital and Shenzhen Hollysys were also disposed.
Investments in equity securities without readily determinable fair values
Investments in equity securities without readily determinable fair value were accounted for as cost method investments prior to adopting ASC 321. As of June 30, 2020 and 2021, the carrying amounts of investments in equity securities without readily determinable fair values for which the measurement alternative was elected were $4,640 and $2,622
,
respectively, after deductions of

$424 and $464 of accumulated impairment. There were no unrealized gains (upward adjustments), unrealized losses (downward adjustments and impairment) or net unrealized gains or losses recognized for such equity securities during the years ended June 30, 2020 and 2021. Net realized gains or loss on equity securities sold were nil and 3,323 for the years ended June 30, 2020 and 2021, respectively.